Stockholders’ Equity (Details)																		1 Months Ended						3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 12, 2026 shares	Dec. 03, 2025 USD ($) $ / shares shares	Jun. 06, 2025 shares	Mar. 26, 2025 $ / shares shares	Mar. 17, 2025 USD ($) shares	Feb. 28, 2025 shares	Dec. 27, 2024 USD ($) shares	Nov. 13, 2024 USD ($) shares	Nov. 06, 2024 USD ($) shares	Oct. 29, 2024 USD ($) $ / shares shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Aug. 01, 2024 USD ($)	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	Nov. 04, 2022 shares	Jan. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2026 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 shares	Jan. 31, 2026 $ / shares	Jul. 31, 2025 $ / shares	Dec. 06, 2024 $ / shares	Nov. 06, 2024 $ / shares	Nov. 05, 2024 shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized																			500,000,000					500,000,000					500,000,000
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001					$ 0.0001					$ 0.0001
Preferred stock, shares authorized																			50,000,000					50,000,000					50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																			$ 0.0001					$ 0.0001					$ 0.0001
Preferred stock, shares issued																			0					0					0
Common stock, shares issued																			206,473,533					290,948,677					206,473,533
Common stock, shares outstanding																			206,473,533					290,948,677					206,473,533
Shares issued for settlement, value (in Dollars) | $																								$ 69,335
Stock-based compensation (in Dollars) | $																								(4,704,128)					$ 8,777,574
Former employees severance (in Dollars) | $																								(14,516)					19,162,500
Fair value of shares vested (in Dollars) | $																								1,455,098
Share-based payments (in Dollars) | $																													7,941,754		$ 0
Accounts payable (in Dollars) | $																			$ 48,122,947					29,168,907					$ 48,122,947
Number of shares issued						10,000,000
Accounts payable and accrued liabilities (in Dollars) | $																								7,845,379
Issued on RTO																														22,699,987
Granted																														50,000
Granted (in Dollars per share) | $ / shares																														$ 2.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number																		108,644			108,644						108,644			108,644		62,772
Terminated Employees [Member]
Class of Stock [Line Items]
Stock-based compensation (in Dollars) | $																								(5,502,156)
Former employees severance (in Dollars) | $																								$ 1,127,739
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																			17,900,000					17,900,000					17,900,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued for settlement																								275,144
Shares issued for settlement, value (in Dollars) | $																								$ 27
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs (in Dollars) | $																			$ 43,792,746					$ 7,521,828					$ 43,792,746
Weighted-average period of recognition																								2 years 10 months 6 days					3 years 18 days
Granted																								6,600,180
Contractor [Member]
Class of Stock [Line Items]
Share-based payments (in Dollars) | $																													$ 835,818
Contractors [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs (in Dollars) | $																			$ 901,247										$ 901,247
Weighted-average period of recognition																													2 years 5 months 8 days
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common stock available for issuance			10,449,264
Common stock outstanding percentage			5.00%
DevvStream Corp [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																		$ 0			$ 0						$ 0			$ 0		$ 0
Preferred stock, shares authorized																																						1,000,000
Shares issued upon conversion	454,670
Exchange ratio																																0.0152934
Common stock, shares issued																		4,881,012			3,541,668						4,881,012			3,541,668		1,163,871
Common stock, shares outstanding																		4,881,012			3,541,668						4,881,012			3,541,668		1,163,871
Stock-based compensation (in Dollars) | $																											$ 116,638	$ 292,896		$ 582,966		$ 1,290,327
Share-based payments (in Dollars) | $																											75,081			488,569
Number of shares issued for settlement of accounts payable												1,596
Fair value of shares issued for settlement of accounts payable (in Dollars) | $												$ 47,904
Accounts payable (in Dollars) | $												39,527						$ 10,212,784			$ 10,682,665						10,212,784			10,682,665		6,097,902
Loss on settlement of accounts payable (in Dollars) | $												$ (8,377)																899,015		$ 899,015
Shares issued upon conversion of convertible debt											2,244
Fair value of mandatory convertible debt before conversion to equity (in Dollars) | $											$ 49,500
Number of shares issued										9,176				2,549	6,372	9,176
Number of shares issued due to warrants exercise										9,176				2,549	6,372	9,176		121,995			121,995						121,995			121,995									9,176
Exercise price of per share | $ / shares														$ 13.08	$ 13.08	$ 13.08																					$ 1.52		$ 13.08	$ 67.3
Proceeds from warrant (in Dollars) | $										$ 86,237																		86,237		$ 86,237		176,113
Fair value of warrants exercised (in Dollars) | $										303,492			$ 141,096
Value of shares retained (in Dollars) | $																										$ 585,155		585,155		585,155
Number of shares issued for settlement of accounts payable and accrued liabilities							41,247
Fair value of shares issued for settlement of accounts payable and accrued liabilities (in Dollars) | $							$ 317,608		$ 10,523,400
Number of shares issued to various parties									169,480
Gross proceeds from various parties (in Dollars) | $									$ 2,250,000
Receivable from various parties for shares issued (in Dollars) | $																											20,000			20,000
Accounts payable and accrued liabilities (in Dollars) | $							1,225,000
Gain on settlement of accounts payable and accrued liabilities (in Dollars) | $							$ 907,392
Commitment (in Dollars) | $										$ 125,000
Repayment of convertible debentures from equity line of credit drawdown proceeds (in Dollars) | $																					$ 448,151						$ (551,986)			$ (448,151)
Issued on RTO																	121,995
Weighted average remaining contractual life																											4 years 4 months 28 days			4 years 10 months 24 days		7 years 1 month 2 days
Granted				50,000																										50,000		0
Granted (in Dollars per share) | $ / shares				$ 2.32																										$ 2.32
Term of options granted to officers																														5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																														12 months
Number of equal installments for vesting																														24
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									58,644									108,644			108,644						108,644			108,644		62,772
Intrinsic value of options outstanding (in Dollars) | $
Intrinsic value of options exercisable (in Dollars) | $
Proceeds from issuance of private placement investment (in Dollars) | $																											$ 2,000,004	$ 2,230,000		$ 2,230,000
DevvStream Corp [Member] | Share Purchase Warrants [Member]
Class of Stock [Line Items]
Number of shares issued due to warrants exercise																		1,122			1,122						1,122			1,122
Exercise price of per share | $ / shares																																		$ 67.3	$ 67.3
Conversion rate																											0.09692			0.09692
Issued on RTO																											22,699,987			22,699,987
DevvStream Corp [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Issued on RTO																											11,200,000			11,200,000
Period to file registration statement																											20 days			20 days
Period for registration statement to become effective																											60 days			60 days
Product value issued upon exercise of warrant (in Dollars per share) | $ / shares																											$ 0.361			$ 0.361
Number of trading days																											10 days			10 days
Number of trading days ending before notice of redemption																											3 days			3 days
DevvStream Corp [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Issued on RTO																											11,499,987			11,499,987
DevvStream Corp [Member] | SPAC Warrants [Member]
Class of Stock [Line Items]
Exercise price of per share | $ / shares																		$ 1.52			$ 1.52						$ 1.52			$ 1.52
Conversion rate																											0.09692			0.09692
Share price threshold for exercise price adjustment (in Dollars per share) | $ / shares																		$ 92			$ 92						$ 92			$ 92
Threshold percentage of total equity proceeds for exercise price adjustment																		60.00%			60.00%						60.00%			60.00%
Measurement period for determining market value																											20 days			20 days
Exercise price adjustment percentage for warrants																		115.00%			115.00%						115.00%			115.00%
Upper redemption trigger percentage for warrants																		180.00%			180.00%						180.00%			180.00%
Newly issued price per share for warrant adjustment (in Dollars per share) | $ / shares																																				$ 13.2
Market value (in Dollars per share) | $ / shares																																				9.4
Warrant reference price (in Dollars per share) | $ / shares																																				$ 13.2
Upper redemption trigger price (in Dollars per share) | $ / shares																		$ 23.9			$ 23.9						$ 23.9			$ 23.9
Lower redemption trigger price (in Dollars per share) | $ / shares																		$ 13.2			$ 13.2						$ 13.2			$ 13.2
Original exercise ratio for warrants																		1			1						1			1
Exercise ratio for warrants after RTO																		0.9692			0.9692						0.9692			0.9692
Exercise ratio for warrants after reverse stock split																				0.09692
DevvStream Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding																																1,163,871	1,145,774
Number of shares retained																										55,729		55,729		55,729
Shares cancelled for termination of carbon credit purchase agreements																														(155,000)
Number of trading days																											20 days			20 days
Trading day threshold period																											30 days			30 days
DevvStream Corp [Member] | Exercise Price $1.52 [Member] | SPAC Warrants [Member]
Class of Stock [Line Items]
Exercise price of per share | $ / shares																		$ 1.52			$ 1.52						$ 1.52			$ 1.52
DevvStream Corp [Member] | Freedom Carbon Solutions LLC [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition									200,000
Value of shares issued for acquisition (in Dollars) | $									$ 1,220,000
Percentage of interest acquired									50.00%
Value of shares issued for acquisition (in Dollars) | $									$ 1,220,000
DevvStream Corp [Member] | Carbon Credits [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition									324,987
Value of shares issued for acquisition (in Dollars) | $									$ 1,982,424
Shares cancelled for termination of carbon credit purchase agreements																					155,000
Value of shares issued for acquisition (in Dollars) | $									$ 1,982,424
DevvStream Corp [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based payments (in Dollars) | $																											$ 79,764	$ 245,705		$ 510,325		$ 597,587
Intrinsic value of options outstanding (in Dollars) | $																		$ 0									0
Intrinsic value of options exercisable (in Dollars) | $																		$ 0									$ 0
Granted				30,586																							0	0		30,586		17,789
DevvStream Corp [Member] | Option [Member]
Class of Stock [Line Items]
Share-based payments (in Dollars) | $																											$ 36,874	$ 47,191		$ 72,641		$ 692,740
DevvStream Corp [Member] | Tranche One [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																														36 months
Vesting percentage				70.00%																										10.00%
Frequency of vesting period																														6 months
DevvStream Corp [Member] | Tranche Two [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vesting percentage				15.00%																										15.00%
Frequency of vesting period																														6 months
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrant redemption price (in Dollars per share) | $ / shares																		$ 0.1			$ 0.1						$ 0.1			$ 0.1
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Number of trading days																											20 days			20 days
Trading day threshold period																											30 days			30 days
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrant redemption price (in Dollars per share) | $ / shares																		$ 0.01			$ 0.01						$ 0.01			$ 0.01
DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Number of trading days																											20 days			20 days
Trading day threshold period																											30 days			30 days
General And Administrative Expenses [Member] | Remaining Employees [Member]
Class of Stock [Line Items]
Stock-based compensation (in Dollars) | $																								$ 798,028
Contractor [Member]
Class of Stock [Line Items]
Share-based payments (in Dollars) | $																								524,325	$ 0
Contractors [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation costs (in Dollars) | $																								$ 0
Granted
Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares issued					16,666													500,000	411,000	300,000	350,500	334,600	160,600
Number of shares retained					16,666
Value of shares retained (in Dollars) | $					$ 58,333
Shares issued									50,000	50,000								2,056,700			845,700						2,056,700			845,700									50,000
Deferred financing Cost (in Dollars) | $									$ 305,000
Commitment (in Dollars) | $					$ 125,000
Gross proceeds (in Dollars) | $																		$ 630,100	$ 821,238	$ 756,600	$ 1,794,694	$ 1,051,857	$ 481,530
Number of trading days										5 days																				10 days
Share price (in Dollars per share) | $ / shares										$ 7.5
DevvStream Holding Inc [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion rate									0.152934
Number of shares retained									515,920
Value of shares retained (in Dollars) | $									$ 3,147,117
Number of shares issued for settlement of accounts payable and accrued liabilities									300,052
Fair value of shares issued for settlement of accounts payable and accrued liabilities (in Dollars) | $									$ 1,830,318
Focus Impact Partners, LLC [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares retained								55,729
Value of shares retained (in Dollars) | $								$ 585,155
Southern Energy Renewables Inc. [Member] | DevvStream Corp [Member] | Agreement And Plan Of Merger [Member]
Class of Stock [Line Items]
Share price (in Dollars per share) | $ / shares		$ 15.58
Percentage of common shares on fully diluted basis		70.00%
Private placement investment		128,370
Proceeds from issuance of private placement investment (in Dollars) | $		$ 2,000,004
DevvStream Holding Inc [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Conversion rate									0.152934
Number of shares retained									515,920
Value of shares retained (in Dollars) | $									$ 3,147,118
Number of shares issued for settlement of accounts payable and accrued liabilities									300,052
Fair value of shares issued for settlement of accounts payable and accrued liabilities (in Dollars) | $									$ 1,830,318
Minimum [Member] | DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Notice period to redeem warrants																											30 days			30 days
Share price (in Dollars per share) | $ / shares																		$ 13.2			$ 13.2						$ 13.2			$ 13.2
Minimum [Member] | DevvStream Corp [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Notice period to redeem warrants																											30 days			30 days
Share price (in Dollars per share) | $ / shares																		$ 23.9			$ 23.9						$ 23.9			$ 23.9
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			500,000,000					500,000,000					500,000,000
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001					$ 0.0001					$ 0.0001
Preferred stock, shares authorized																			50,000,000					50,000,000					50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																			$ 0.0001					$ 0.0001					$ 0.0001
Warrants to purchase common stock																			29,349,264					29,871,727					29,349,264
Shares converted																								4,670,544					4,670,544
Shares issued upon conversion																								5,322,463					5,322,463
Shares issued for settlement																								275,144
Shares issued for settlement, value (in Dollars) | $																								$ 69,336
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																			17,900,000					17,900,000					17,900,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued																													2,150,000
Common Class A [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																						500,000,000
Common Class A [Member] | Sponsor [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares issued									300,052
Gain (loss) on settlement of equity transaction (in Dollars) | $									$ 8,693,082
Common Class B [Member]
Class of Stock [Line Items]
Shares converted																								651,919					651,919
Common Class B [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																						50,000,000
Common Stock [Member]
Class of Stock [Line Items]
Exchange ratio																								0.6862					0.6862
Common stock, shares issued																			206,473,533										206,473,533
Common stock, shares outstanding																			206,473,533										206,473,533		140,227,818
Subordinate Voting Shares [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Shares converted																																76,103,123	74,919,790
Subordinate Voting Shares [Member] | DevvStream Corp [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares to be issues upon exchange of units																					1									1
Class A [Member] | Sponsor [Member] | DevvStream Corp [Member]
Class of Stock [Line Items]
Number of shares issued									3,000,522
Gain (loss) on settlement of equity transaction (in Dollars) | $									$ 8,693,082